As filed with the Securities and Exchange Commission on March 2, 2005


                                               Securities Act File No. 2-10685
                                       Investment Company Act File No. 811-214
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/
                          Pre-Effective Amendment No.                      / /

                       Post-Effective Amendment No. 100                    /X/

                                    and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/
                                 Amendment No.                             /X/
                       (Check Appropriate Box or Boxes)
                                  -----------

                          SENTINEL GROUP FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)

          National Life Drive
          Montpelier, Vermont                                   05604
(Address of Principal Executive Offices)                      (Zip Code)

                                (802) 229-3900
             (Registrant's Telephone Number, including Area Code)
                                  -----------

         D. Russell Morgan, Esq.                        Copy to:
    c/o Sentinel Advisors Company                 John A. MacKinnon, Esq.
          National Life Drive                 Sidley Austin Brown & Wood LLP
        Montpelier, Vermont 05604                   787 Seventh Avenue
(Name and Address of Agent for Service)          New York, New York 10019


                                  -----------

     It is proposed that this filing will become effective (check appropriate box)

     /  / immediately upon filing pursuant to paragraph (b)
     /  / on (date) pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1) /X/ on March 7, 2005 pursuant to paragraph (a)(1)
     /  / 75 days after filing pursuant to paragraph (a)(2)
     /  / on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:

     /X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  -----------

      Title of Securities Being Registered: Common Stock, par value $.01 per share.

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


The prospectus, statement of additional information and Part C of Post-Effective Amendment No. 98 to the Registration Statement on Form N-1A (the "Registration Statement") of Sentinel Group Funds, Inc. (the "Fund") under the Securities Act of 1933, as amended, (the "Securities Act") and under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the "Commission") on December 30, 2005, are incorporated by reference herein. The Fund is submitting this post-effective amendment for the sole purpose of extending the pending effective date of Post-Effective Amendment No. 98. Post-Effective Amendment No. 98 was originally to have gone effective on February 28, 2005, 60 days after filing pursuant to Rule
485(a)(1) under the Securities Act. Post-Effective Amendment No. 99 to the Registration Statement was filed with the Commission on February 25, 2005 for the purpose of designating a new effective date of March 3, 2005 for Post-Effective Amendment No. 98. It is proposed that Post-Effective Amendment No. 98 become effective on March 7, 2005 under the Securities Act, or on such date as the Commission acting pursuant to Section 8(a) of the Securities Act may determine.

                                  SIGNATURES



      Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Montpelier and State of Vermont, on the 2nd day of March, 2005.



                                        SENTINEL GROUP FUNDS, INC.
                                        (Registrant)



                                        By: /S/ THOMAS H. MACLEAY
                                            --------------------------------
                                            Thomas H. MacLeay
                                            Chairman & Chief Executive Officer


      As required by the Securities Act, this Registration Statement has been signed by the following persons in the capacities on the date indicated.

 SIGNATURE                               TITLE                        DATE




 /S/ THOMAS H. MACLEAY                   Chairman                March 2, 2005
-------------------------------    (Chief Executive Officer)
 Thomas H. MacLeay


 JOHN D. FEERICK*                              Director
-------------------------------
 John D. Feerick


 RICHARD J. JOHANNESEN, JR.*                   Director
-------------------------------
 Richard J. Johannesen, Jr.


 KENISTON P. MERRILL*                          Director
-------------------------------
 Keniston P. Merrill


 DEBORAH G. MILLER*                            Director
-------------------------------
 Deborah G. Miller


 JOHN RAISIAN*                                 Director
-------------------------------
John Raisian









 SIGNATURE                                     TITLE                    DATE




 NANCY L. ROSE*                                Director
------------------------------------
 Nancy L. Rose


                                               Director
------------------------------------
 Richard H. Showalter, Jr.


 SUSAN M. STERNE*                              Director
------------------------------------
 Susan M. Sterne


 ANGELA E. VALLOT*                             Director
----------------------------
 Angela E. Vallot



 /S/ JOHN M. GRAB, JR.                         Vice President and
------------------------------------           Chief Financial Officer
 John M. Grab, Jr.                             (Principal  Financial and
                                               Accounting Officer)
                                                                 March 2, 2005


*By /S/ THOMAS H. MACLEAY                                        March 2, 2005
    --------------------------------
         Thomas H. MacLeay
         Attorney-in-Fact